Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Commitments [Abstract]
Schedule of minimum committed lease payments

	Base rent	Variable rent	Total
2024	$41,532	$38,884	$80,416
2025	55,376	51,846	107,222
2026	55,376	51,846	107,222
2027	55,376	51,846	107,222
2028	46,146	43,205	89,351
	$253,806	$237,627	$491,433

Schedule of outstanding commitment to consultants

2024	$494,503